Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net income	$ 4,481,000	$ 4,153,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	483,000	462,000
Net (accretion) amortization of discounts and premiums on securities	(290,000)	(144,000)
Deferred income tax (benefit) expense	(123,000)	18,000
Provision for (recovery of) credit losses	680,000	(226,000)
Increase in accrued interest receivable	(201,000)	(234,000)
Increase in accrued interest payable	362,000	1,080,000
Increase in cash surrender value of bank owned life insurance	(257,000)	(245,000)
Realized losses on sale of available-for-sale securities	0	399,000
Net marketable equity security losses	55,000	78,000
Origination of loans held for sale	(4,354,000)	(2,209,000)
Proceeds from loans sold	4,456,000	2,262,000
Gain on sale of loans	(102,000)	(53,000)
Loss (gain) on disposition of premises and equipment	4,000	(2,000)
Loss on sale of foreclosed real estate	6,000	0
Change in other assets and liabilities, net	409,000	445,000
Net Cash Provided by Operating Activities	5,609,000	5,784,000
Cash Flows from Investing Activities
Purchases	(14,159,000)	(22,018,000)
Proceeds from paydowns, maturities and calls	16,006,000	29,295,000
Proceeds from sales	0	5,091,000
Net increase in loans	(48,465,000)	(19,112,000)
Decrease of interest-bearing time deposits	7,916,000	240,000
(Increase) decrease in restricted investments in bank stock	(1,215,000)	718,000
Proceeds from sale of premises and equipment	0	37,000
Proceeds from sale of foreclosed real estate	50,000	0
Purchase of bank owned life insurance	0	(1,100,000)
Purchases of premises and equipment	(193,000)	(218,000)
Net Cash Used in Investing Activities	(40,060,000)	(7,067,000)
Cash Flows from Financing Activities
Increase in deposits	16,792,000	11,936,000
Proceeds from Federal Home Loan Bank advances	28,550,000	4,000,000
Repayment of Federal Home Loan Bank advances	(1,200,000)	(19,946,000)
(Repayment of) proceeds from Federal Reserve Bank borrowings	(9,500,000)	9,500,000
(Decrease) increase in Federal Funds purchased	(435,000)	435,000
Decrease in repurchase agreements	(88,000)	(463,000)
Sale of treasury stock	0	102,000
Dividends paid on common stock	(2,695,000)	(2,615,000)
Net Cash Provided by Financing Activities	31,424,000	2,949,000
Net (decrease) increase in cash and cash equivalents	(3,027,000)	1,666,000
Cash and Cash Equivalents, Beginning of Year	12,206,000	10,540,000
Cash and Cash Equivalents, End of Year	9,179,000	12,206,000
Supplementary Cash Flows Information
Interest paid	9,475,000	6,386,000
Income taxes paid	945,000	780,000
Supplementary Disclosure of Noncash Transactions
Other real estate acquired in settlement of loans	0	56,000
Increase (decrease) in maximum cash obligation related to ESOP shares	$ 113,000	$ (300,000)